As filed with the Securities and Exchange Commission on September 21, 2011

1933 Act No. 333-138490

1940 Act No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 252	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒

Amendment No. 253	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison, Ste. 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on [date] pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust II

PowerShares Chinese Yuan Dim Sum Bond Portfolio
(NYSE Arca, Inc. – DSUM)

September 21, 2011

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

3	Summary Information

8	Additional Information About the Fund's Strategies and Risks

13	Tax-Advantaged Structures of ETFs

14	Portfolio Holdings

14	Management of the Fund

15	How to Buy and Sell Shares

16	Frequent Purchases and Redemptions of Fund Shares

17	Dividends, Distributions and Taxes

19	Distributor

19	Net Asset Value

20	Fund Service Providers

20	Index Provider

20	Financial Highlights

21	Disclaimers

22	Premium/Discount Information

22	Other Information

2

PowerShares
Chinese Yuan Dim Sum Bond Portfolio

Summary Information

Investment Objective

The PowerShares Chinese Yuan Dim Sum Bond Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Citigroup Dim Sum (Offshore CNY) Bond Index (the "Underlying Index" or "Dim Sum Bond Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.45%

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$46	$144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

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Principal Investment Strategies

The Fund generally will invest at least 80% of its total assets in Chinese Yuan-denominated bonds issued and settled outside of mainland China. The Fund generally will invest at least 90% of its total assets in Yuan-denominated bonds that comprise the Underlying Index. The Underlying Index measures the performance of Chinese Yuan-denominated "Dim Sum" bonds that are issued and settled outside of Mainland China. The Underlying Index provides exposure to a rapidly growing market segment without facing the challenges often associated with investing in the onshore Chinese bond market. The Underlying Index includes fixed-rate securities issued by governments, agencies, supranationals, and corporations. The bonds within the Underlying Index generally have a fixed rate coupon (excluding zeros), a minimum maturity of one year and a minimum size outstanding of 1 billion Yuan. The bonds that comprise the Underlying Index are rated below investment grade. Below investment grade bond are rated Ba1 or lower by Moody's Investor Services, Inc., BB+ or lower by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc., or BB+ or lower by Fitch Ratings, Inc. or, if unrated, are of comparable quality. Below investment grade bonds, commonly referred to as "junk" or "high yield" bonds, are regarded as having predominately speculative characteristics with respect to an issuer's capacity to pay interest and repay principal.

The Fund does not purchase all of the securities in the Underlying Index. Instead, Invesco PowerShares Capital Management LLC (the "Adviser") utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective. Citigroup Index LLC (the "Index Provider") develops and calculates the Underlying Index.

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent the Underlying Index concentrates in an industry or group of industries. The Fund will not concentrate its investments in any industry or group of industries in which the Underlying Index is not concentrated.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Capital Controls Risk. Adverse economic conditions, such as unfavorable or volatile currency exchange rates and interest rates, political events or other conditions may cause the Chinese government to intervene and impose "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. In addition, this intervention may lead to levies placed on profits repatriated by foreign entities (such as the Fund). The Chinese government's imposition of capital controls can impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

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Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed-income securities decreases. Similarly, if interest rates decline, the value of certain fixed-income securities may increase. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Offshore Investor Risk. There are special risks associated with investing in securities designed to provide exposure to Chinese Yuan, such as Yuan-denominated bonds in which the Fund will invest. The Chinese government maintains strict currency controls and regularly intervenes in the currency market. The Chinese government's actions may not be transparent or predictable. As a result, the value of the Yuan, and the value of Yuan-denominated securities, may change quickly and arbitrarily. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

Currency Risk. The Fund invests at least 80% of its assets in Chinese Yuan-denominated bonds issued and settled outside of mainland China. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings increases, as measured in the foreign currency, including securities denominated in the Chinese Yuan. The Yuan currently is not a freely convertible currency. The government of China maintains strict currency controls. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, such as Yuan-denominated bonds issued by offshore issuers, can change quickly. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund. The Chinese government's policies on currency, control and repatriation restrictions are subject to change, and the Fund's or the shareholders' position may be adversely affected. In addition, if the Chinese currencies, the Renminbi, which is traded in mainland China, and the Yuan, which is traded offshore (traded as "CNH" in Hong Kong), diverge in value, that divergence could negatively impact the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The Underlying Index consists of Yuan-denominated debt securities issued or distributed outside mainland China, however, the quantity of such debt securities that are available for inclusion in the Underlying Index, and thus for the Fund to invest in, currently is limited.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely will need to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

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Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development to an issuer of bonds that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Cash Redemption Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

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Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception

Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with authorized participants ("APs") and only in large blocks of 50,000 Shares (each block of Shares is called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Fund may be purchased and sold only in secondary market transactions through brokers. Shares of the Fund will be listed for trading on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange") and because the Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than, at, or less than NAV.

Tax Information

The Fund's distributions generally will be taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss.

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Additional Information About the Fund's Strategies and Risks

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in Yuan-denominated bonds that comprise its Underlying Index. The Fund uses an "indexing" investment approach to seek to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation.

The Fund does not purchase all of the securities in its Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's objective. Sampling means that the Adviser uses a quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the applicable Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

There may be instances in which the Adviser may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Fund

The following provides information about the principal risks of investing in the Fund.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

8

Capital Controls Risk

Adverse economic conditions, such as unfavorable or volatile currency exchange rates and interest rates, political events or other conditions may cause the Chinese government to intervene and impose "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. In addition, this intervention may lead to levies placed on profits repatriated by foreign entities (such as the Fund). The Chinese government's imposition of capital controls can impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Interest Rate Risk

Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. As interest rates rise, the value of certain fixed-income securities decreases. Similarly, if interest rates decline, the value of certain fixed-income securities may increase. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Offshore Investor Risk

There are special risks associated with investing in securities designed to provide exposure to Chinese Yuan, such as Yuan-denominated bonds in which the Fund will invest. The Chinese government maintains strict currency controls and regularly intervenes in the currency market. The Chinese government's actions may not be transparent or predictable. As a result, the value of the Yuan, and the value of Yuan-denominated securities, may change quickly and arbitrarily. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

Currency Risk

The Fund invests at least 80% of its assets in Chinese Yuan-denominated bonds issued and settled outside of mainland China. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings increases, as measured in the foreign currency, including securities denominated in the Chinese Yuan. The Yuan currently is not a freely convertible currency. The government of China maintains strict currency controls. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, such as Yuan-denominated bonds issued by offshore issuers, can change quickly. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund. The Chinese government's policies on currency, control and repatriation restrictions are subject to change, and the Fund's or the shareholders' position may be adversely affected. In addition, if the Chinese currencies, the Renminbi, which is traded in mainland China, and the Yuan, which is traded offshore (traded as "CNH" in Hong Kong), diverge in value, that divergence could negatively impact the Fund.

9

Liquidity Risk

Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The Underlying Index consists of Yuan-denominated debt securities issued or distributed outside mainland China. However, the quantity of such debt securities that are available for inclusion in the Underlying Index, and thus for the Fund to invest in, currently is limited.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely will need to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Market Risk

Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the securities in the Underlying Index.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Sampling Risk

The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than the Underlying Index contains. As a result, an adverse development to an issuer of securities the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

Non-Correlation Risk

The return of the Fund may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Funds' purchase or sale of securities

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included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The investment activities of one or more of the Adviser's affiliates, including other subsidiaries of the Adviser's parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund's ability to track its Underlying Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser's affiliates.

The Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund or reserves of cash the Fund holds to meet redemptions and expenses. If the Fund utilizes futures or other derivative positions, the return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Concentration Risk

A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Cash Redemption Risk

Unlike most ETFs, the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Diversified Fund Risk

Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Non-Investment Grade Securities Risk

Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

11

Sovereign Debt Risk

Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Index Risk

Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes

The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Non-Principal Investment Strategies

The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940 (the "1940 Act"), or exemptions therefrom). The Adviser anticipates that it may take approximately three business days (a business day is any day that the New York Stock Exchange (the "NYSE") is open) for the Adviser to fully reflect the additions and deletions to the Fund's Underlying Index in the portfolio composition of the Fund.

Each of the investment policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that the Board of Trustees (the "Board") of PowerShares Exchange-Traded Fund Trust II (the "Trust") may change at any time without shareholder approval. The Fund has adopted a policy to provide its shareholders with at least 60 days prior written notice of any change in such non-fundamental policies. The fundamental and non-fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under the section "Investment Strategies and Restrictions."

Borrowing Money

The Fund may borrow money from a bank to the extent permitted by the 1940 Act, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Fund.

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Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Index Rebalancing Risk

Pursuant to the methodology of the Index Provider used to calculate and maintain the Underlying Index, a security may be removed from the Underlying Index at any time in the event the Underlying Index reaches certain limitations (e.g., foreign ownership limitations). As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of its Underlying Index may increase significantly.

Shares May Trade at Prices Different than NAV

The NAV of the Fund's Shares generally will fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares generally will fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at, or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related, but not identical, to the same forces influencing the prices of the securities of the Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

The Fund's Shares are issued and redeemed principally for cash, in Creation Units at each day's next calculated NAV. Because the Fund intends to effect creations and redemptions principally for cash, investments in Shares of the Fund may be less tax efficient than conventional ETFs.

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Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI, which is available at www.InvescoPowerShares.com.

Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Adviser serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of more than $20.5 billion as of August 31, 2011. The Trust currently is comprised of 49 ETFs.

As the Fund's investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (who, with Mr. Hubbard, collectively are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Philip Fang and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard has been a portfolio manager of the Adviser since June 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Fang has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

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Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Kernagis has been a portfolio manager of the Adviser since September 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

The Fund's SAI provides additional information about the Portfolio Managers' compensation structure, other accounts they manage and the Portfolio Managers' ownership of securities in the Fund.

The Fund pays the Adviser a unitary management fee equal to 0.45% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Fund's expenses and to compensate the Adviser for providing services for the Fund.

A discussion regarding the Board's basis for approving the Investment Advisory Agreement with respect to the Fund will be available in the annual report to shareholders for the period ended October 31, 2011.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on NYSE Arca under the symbol "DSUM." Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the Fund's SAI. The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing

15

corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Share Trading Prices

The trading prices of Shares of the Fund on the NYSE Arca may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of the Fund, an amount representing on a per Share basis the sum of the current market price of the cash ("Deposit Cash") or securities ("Deposit Securities") as applicable, accepted by the Fund in exchange for Shares of the Fund and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets in which the Fund invests close, the market value of the Deposit Cash or Deposit Securities, as applicable for which Creation Units may be sold will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares of the Fund occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares of the Fund. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by

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APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund, or otherwise not in the best interests of the Fund. In recognition of the nature of the Fund's investments and that Shares are purchased and redeemed in Creation Units principally for cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Fund, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  The Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly. The Fund also may pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's net investment income and net short-term capital gains, if any, generally are taxable as ordinary income. Distributions reinvested in additional Shares of the Fund through the means of the dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received as cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these taxable years, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other

17

requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2013, and all dividends will be taxed at ordinary income rates.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Any market discount recognized by the Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

The Fund intends to notify shareholders, generally within 60 days after the close of its taxable year, as to what portion of the Fund's distributions qualify as ordinary income and capital gains.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. However, the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

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Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. The Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

The Fund may elect to pass its credits for foreign income taxes, subject to certain limitations, through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, see "Taxes" in the SAI.

Distributor

Invesco Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. If a security's market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security's fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close

19

of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Index Provider

The Underlying Index is calculated and maintained by the Index Provider. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an

20

affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.

Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by Citigroup Index LLC ("Citigroup Index") or any of its affiliates (collectively, "Citigroup"). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Dim Sum Bond Index or the ability of the Dim Sum Bond Index to track general bond market performance. Citigroup Index's only relationship to the Adviser is the licensing of certain information, data, trademarks and trade names of Citigroup. The Dim Sum Bond Index is determined, composed and calculated by Citigroup Index without regard to the Adviser or the Fund. Citigroup Index has no obligation to take the needs of the Adviser or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Dim Sum Bond Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties and

21

expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on the NYSE Arca at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Unit Aggregations of the Fund's Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of

22

Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, the Fund and its Shares, you may request a copy of the Fund's SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, when available, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or the Shares, or you wish to obtain the SAI or Annual Report and/or Semi-Annual Report, when available, free of charge, or to make Shareholder inquiries, please:

Call:  Invesco Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  Visit: www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

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No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Fund's Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-DSUM-PRO-1

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated September 21, 2011

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated September 21, 2011 for the PowerShares Exchange-Traded Fund Trust II (the "Trust"), relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares Chinese Yuan Dim Sum Bond Portfolio	NYSE Arca, Inc.	DSUM

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free 800.983.0903. The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, for the Fund will be available in the Fund's 2011 Annual Report.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on October 10, 2006, and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 49 portfolios. This SAI relates to the PowerShares Chinese Yuan Dim Sum Bond Portfolio (the "Fund"). Because the Fund is "non-diversified," the Fund's investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as "Shares."

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price of the Citigroup Dim Sum (Offshore CNY) Bond Index (the "Underlying Index" or "Dim Sum Bond Index"). Invesco PowerShares Capital Management LLC (the "Adviser"), a wholly-owned subsidiary of Invesco Ltd. manages the Fund.

The Fund issues and redeems Shares at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit" or a "Creation Unit Aggregation"). The Fund issues and redeems Shares at NAV in Creation Unit Aggregations principally for cash, calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit ("Deposit Cash"), plus fixed and variable transaction fees; however, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for Deposit Securities together with the deposit of a Cash Component.

The Fund is expected to be approved for listing, subject to notice of issuance, on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Shares trade on the Exchange at market prices that may be below, at or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

EXCHANGE LISTING AND TRADING

Shares of the Fund are expected to be listed for trading and trade throughout the day on NYSE Arca.

To provide additional information regarding the indicative value of the Shares of the Fund, on each day the NYSE Arca is open, NYSE Arca or a market data vendor disseminates, through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Fund every 15 seconds, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for, any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

INVESTMENT STRATEGIES AND RESTRICTIONS

Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index. The Fund operates as an index fund and will not be actively managed. The Fund will utilize a "sampling" methodology in seeking to achieve its investment objective.

Investment Restrictions

The Fund has adopted as fundamental policies the investment restrictions listed below. The Fund may not:

(1)  Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)  Borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(5)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)  Issue senior securities.

Except for restrictions (2) and (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (2) and (4), in the event that the Fund's borrowings and securities lending at any time exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed or securities loaned) less the Fund's liabilities (other than borrowings) due to subsequent changes in the value of the Fund's assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings or securities lending will not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed or loaned) less the Fund's liabilities (other than borrowings or securities loaned).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that the Board can change without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the Fund's investment policies and the risks associated with an investment in the Fund is contained in the "Summary Information—Principal Investment Strategies" and "Summary Information—Principal Risks of Investing in the Fund" sections and the "Additional Information About the Fund's Strategies and Risks" section of the Prospectus. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of municipal securities in general and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index. It is also possible that the Fund may not replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. The Fund also may have to vary its portfolio holdings from the composition of its Underlying Index in order to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

The Fund is not actively managed, and therefore would not necessarily sell a security unless the security is removed from its Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and its Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of the Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between the Fund's annual return and the return of its Underlying

Index, expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Bonds. The Fund invests a significant portion of its assets in bonds denominated in the Chinese Yuan. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds. The Fund may invest in investment grade corporate bonds. The investment return of a corporate bond reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuer of the bond may not be able to meet its obligations on interest or principal payments at the time called for by an instrument.

High Yield Debt Securities. The Fund will invest in high yield debt securities, which are rated below investment grade and commonly are known as "junk bonds." Investment in high yield debt securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield debt securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms that generally are less able than more financially stable firms to make scheduled payments of interest and principal.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield debt securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities that react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield debt securities the Fund holds.

The secondary market on which high yield debt securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available.

Privately Issued Securities. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.

Ratings. An investment grade rating means the security or issuer is rated investment-grade by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Ltd. or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment grade" securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Political and Economic Risks of Investing in China. The value of the Fund's assets may be adversely affected by political and economic factors, inadequate investor protection and changes in Chinese laws or regulations. In addition, the Chinese economy may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on the country's economy, which could affect the Fund, market conditions, and prices and yields of securities in the Fund's portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Money Market Instruments. The Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Borrowing. The Fund may borrow money from a bank or another person up to limits set forth in the section "Investment Strategies and Restrictions—Investment Restrictions" to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund's return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

Futures and Options. The Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund only will enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. The custodian will segregate assets committed to futures contracts to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided they claim an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, the Fund currently is not subject to the registration and regulatory requirements of the CEA, and there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Fund's Prospectuses and this SAI.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund would utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

The Fund's use of futures and options on futures involves the risk of imperfect or even negative correlation to their respective Underlying Index if the index underlying the futures contract differs from the Underlying Index.

The Fund also risks loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is minimized substantially because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements. The fund may enter into swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements usually will be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. The Funds may lose money in a total return swap if the counterparty fails to meet its obligations.

In the event the Fund uses swap agreements, the Fund will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and portfolio turnover information therefore is not available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q and Form N-CSR for the Fund are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund's Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.

The Fund's portfolio holdings are publicly disseminated each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet web-sites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon ("BNYM" or the "Administrator") will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund's portfolio holdings may be permitted at other times to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has seven Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" (as such term is defined under the 1940 Act) or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Interested Trustees") are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The "Fund Complex" includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the "Fund Family" consists of the Trust and three other exchange-traded fund trusts advised by the Adviser.

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years
Ronn R. Bagge (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	114	None

Todd J. Barre (54) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007), and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	114	None

Marc M. Kole (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	114	None

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years
Philip M. Nussbaum (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present)	114	None

Donald H. Wilson (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	114	None

*  This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Interested Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustees and the other directorships, if any, held by the Interested Trustees, are shown below.

Name, Address and Age of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During Past 5 Years
H. Bruce Bond (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	114	None

Name, Address and Age of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During Past 5 Years
Kevin M. Carome (55) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	114	None

*  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (37) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Benjamin Fulton (50) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (30) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (54) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Todd Spillane (52) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046-1173	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, Invesco Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.) Inc.—registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.) Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Sheri Morris (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer	Since 2011	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; formerly, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia (37) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2011	Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010). Associate, Counsel at Barclays Global Investors Ltd. (2004-2006)

*  This is the date the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

The Fund is newly established. As of the date of this SAI, none of the Trustees held Shares of the Fund. As of December 31, 2010, each Trustee held in the aggregate over $100,000 of Shares in the funds in the Fund Family or in other funds for which Invesco Distributors, Inc. (the "Distributor") serves as principal underwriter.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the "Investment Advisory Agreement"). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the fiscal year ended October 31, 2010, the Board held seven meetings.

The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the Fund's audited financial statements and

(iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended October 31, 2010, the Audit Committee held four meetings.

Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption "Shareholder Communications." During the fiscal year ended October 31, 2010, the Nominating and Governance Committee held five meetings.

Mr. Bond, one of the Interested Trustees, serves as chairman of the Board. Mr. Wilson serves as the lead Independent Trustee. Mr. Kole serves as chairman of the Audit Committee and Mr. Bagge serves as chairman of the Nominating and Governance Committee. The lead Independent Trustee serves as a liaison between, and facilitates communication among, the other Independent Trustees and the Interested Trustees, the Adviser and other service providers with respect to Board matters. The lead Independent Trustee also reviews and provides input on the agendas for Board meetings and serves as chairman for meetings of the Independent Trustees. The chairmen of the Audit Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees with respect to matters pertaining to the respective Committee. The Board regularly reviews its Committee structure and membership and believes that the Board's current leadership structure is appropriate based on the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of the Funds' business.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust's other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust's independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund's investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund's investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund's investment policies and restrictions. The Audit Committee monitors the Trust's accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust's Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to the policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates' expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee's experience, qualifications and attributes and the Trustees' combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Bond has served as a trustee with the Fund Family since 2003. He founded, and is currently the Chairman of, the Adviser in 2002. Before founding the Adviser, Mr. Bond served as Manager at Nuveen Investments from 1998 to 2002. Prior to his employment at Nuveen Investments, he was Vice President and Regional Sales Manager at First Trust Portfolios L.P., formerly Nike Securities LP. He began his experience in the financial industry as an assistant to the Vice President of Sales at Griffin, Kubik, Stephens and Thompson. The Board considered Mr. Bond's experience with ETFs and the fact that he was the founder of the Adviser.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome's senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Chief Financial Officer of Hope Network since 2008. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004. The Board of the Trust has determined that Mr. Kole is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board of the Trust has determined that Mr. Nussbaum is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as lead Independent Trustee since 2011. Mr. Wilson has served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an "audit committee financial expert" as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees' principal occupations during the past five years or more are shown in the above tables.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Effective January 1, 2011, the lead Independent Trustee receives an additional $40,000, and, effective May 1, 2011, the chair of the Audit Committee receives an additional fee of $25,000 per year and the chair of the Nominating and Governance Committee receives an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Prior to May 1, 2011, each Committee chair received an additional $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the PowerShares Exchange-Traded Fund Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2010.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$76,104	N/A	$205,000
Todd J. Barre(2)	$56,071	N/A	$146,250
Marc M. Kole	$76,104	N/A	$205,000
Philip M. Nussbaum	$72,392	N/A	$195,000
Donald H. Wilson	$72,392	N/A	$195,000
H. Bruce Bond	N/A	N/A	N/A
Kevin M. Carome	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Complex overseen by the Trustee for the fiscal year ended October 31, 2010 before deferral by the Trustees under the DC Plan. The amounts shown for Messrs. Bagge and Nussbaum include $20,500 and $195,000, respectively, of deferred compensation pursuant to the DC Plan.

(2)  Mr. Barre joined the Board of the Trust effective February 1, 2010. Therefore, the figures are his compensation for the period from February 1, 2010 to October 31, 2010.

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, owned less than 1% of the Fund's outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding shares of the Fund.

Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from Philip Fang and Jeffrey W. Kernagis.

As of August 31, 2011, Mr. Hubbard managed 107 registered investment companies with a total of approximately $18.9 billion in assets, 19 other pooled investment vehicles with approximately $1.3 billion in assets and and no other accounts.

As of August 31, 2011, Mr. Fang managed 13 registered investment companies with a total of approximately $6.9 billion in assets, one other pooled investment vehicle with approximately $68.9 million in assets and and no other accounts.

As of August 31, 2011, Mr. Kernagis managed 15 registered investment companies with a total of approximately $7.3 billion in assets, one other pooled investment vehicle with approximately $68.9 million in assets and and no other accounts.

The Portfolio Managers do not manage any accounts with respect to which the advisory fee is based on the performance of the account.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has an investment objective of replicating an underlying index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount paid by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of the date of this SAI, the Fund had not yet commenced operations, and none of the Portfolio Managers beneficially own any Shares of the Fund.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For the Adviser's services to the Fund, the Fund has agreed to pay an annual unitary management fee equal to 0.45% of its average daily net assets (the "Advisory Fee").

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund's assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following the initial term of the Investment Advisory Agreement) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days written notice to the Adviser, or by the Adviser on 60 days written notice to the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286. BNYM serves as administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in all aspects of the Trust's and the Fund's operations, including supplying and maintaining office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust (the "Declaration"), by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement, the Fund has agreed to pay an annual administrative services fee equal to the greater of 0.03% of its average daily net assets or the minimum annual fee of $75,000. The Administrative Services Agreement provides that the highest administrative services fee each Fund will pay is equal to (1) 0.05% of the Trust's average daily net assets or (2) the minimum annual fee of up to $115,000. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that BNYM services.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the "Custodian" or "Transfer Agent"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BNYM holds the Fund's assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Fund pursuant to a Transfer Agency Agreement. Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Distributors, Inc. (the "Distributor") is the distributor of the Fund's Shares. The Distributor's principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes the Fund's Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

Aggregations. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Shares. Such Soliciting Dealers also may be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Shares" below).

Index Provider. Set forth below is the Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares Chinese Yuan Dim Sum Bond Portfolio	Citigroup Dim Sum (Offshore CNY) Bond Index

The Dim Sum Bond Index measures the performance of Chinese Yuan-denominated bonds issued and settled outside mainland China. The Index offers investors exposure to a rapidly growing market segment without facing the challenges often associated with investing in the onshore Chinese bond market. The Index includes offshore Chinese Yuan-denominated bonds issued by governments, agencies, supranationals, and corporations with fixed rate coupons (excluding zeros), with a minimum maturity of one year and a minimum size outstanding of 1 billion Yuan. The index is managed by Citigroup N.A.

Disclaimers. Neither Citigroup Index LLC ("Citigroup Index") nor any of its affiliates (collectively, "Citigroup") are affiliated with Fund or with the Adviser. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with Citigroup. The Fund reimburses the Adviser for the licensing fee payable to Citigroup.

The only relationship that Citigroup has with the Adviser or Distributor of the Fund in connection with the Fund is that Citigroup has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of the Fund pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Citigroup has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Citigroup is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Citigroup has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The Fund is not sponsored, endorsed, sold or promoted by Citigroup Index LLC ("Citigroup Index") or any of its affiliates (collectively, "Citigroup"). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Dim Sum Bond Index or the ability of the Dim Sum Bond Index to track general bond market performance. Citigroup Index's only relationship to the Adviser is the licensing of certain information, data, trademarks and trade names of Citigroup. The Dim Sum Bond Index is determined, composed and calculated by Citigroup Index without regard to the Adviser or the Fund. Citigroup Index has no obligation to take the needs of the Adviser or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Dim Sum Bond Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DIM SUM BOND INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the Adviser's selection of a broker-dealer to execute a trade.

In seeking to implement the Adviser's policies, the Adviser effects transactions with those brokers-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund usually does not pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

When the Fund purchases a newly issued security at a fixed price, the Adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund's management expenses.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to the Declaration.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 49 funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of the Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

The Fund is not required to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Fund, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to such Fund or as otherwise determined by the Trustees, and ownership of Shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that the Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. As of the date of this SAI, no single person beneficially owns 25% or more of the Fund's voting securities.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Creation Units of the Fund generally are sold for Deposit Cash, plus fixed and variable transaction fees as discussed below. The Fund also reserves the right to permit or require Creation Units to be issued in-kind. If in-kind creations are permitted or required, an investor must deposit a designated portfolio of securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as discussed below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund. If in-kind Creations are permitted or required, the Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. In such event, the Cash Component will represent the difference between the NAV of a Creation Unit as the market value of the Deposit Securities. To the extent Creation Units are issued in-kind, the Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable to the securities held by the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

To the extent that the Fund permits Creation Units to be issued in-kind, the Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. The Deposit Cash and/or Deposit Securities and the Cash Component constitute the Fund Deposit, which represent the minimum initial and subsequent investment amount for a Creation Unit.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

If applicable, the identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of the Shares, but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described below to protect ongoing shareholders. The adjustments described below will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund's Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of the APs that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE, as applicable ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time on the trade date.

With respect to in-kind creations, an AP may place a custom order where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on the Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition the Funds may accept trade date minus one ("T-1") creation orders placed after the close of the listing exchange. An AP must contact the distributor to obtain approval prior to submitting a T-1 creation order. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian causes the sub-custodian for each Fund to maintain an account into which the AP delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the applicable Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

If the Fund issues and redeems Creation Units in-kind, Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Transfer Agent by 2:00 p.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time, the next Business Day, then the order may be deemed to be canceled, and the AP shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the "regular way" settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the "regular way" settlement date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See "Creation/Redemption Transaction Fee" section below.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of that Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust, the Trust's Adviser or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Transfer Agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Redemption of Shares in Creation Unit Aggregations. Creation Units of the Fund will be redeemed principally for cash, (the Redemption Cash") Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

If the Fund permits Creation Units to be redeemed in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

For redemptions in-kind, the redemption proceeds for a Creation Unit Aggregation generally will consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as noted below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

In the event the Fund redeems Creation Units in-kind, redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Creation/Redemption Transaction Fee. The Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units.

The Transaction Fee will be limited to amounts that have been determined by the Adviser to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. Transaction Fees will differ for the Fund depending on the transaction expenses related to the Fund's portfolio securities.

The fixed creation/redemption transaction fee for the Fund of $500 and a variable fee equal to 1.0% of the value of each Creation Unit is applicable to each Creation/Redemption Transaction. Subject to the approval of the Board, the Adviser may adjust the transaction fee in order to protect the Fund's ongoing shareholders. In addition, from time to time, the Adviser may reimburse APs for all or a portion of the creation transaction fees.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. In addition, the Funds may accept T-1 redemption orders placed after the close of the listing exchange. An AP must contact the distributor prior to submitting a T-1 redemption order. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP's delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105%

of the value of the missing Shares. The AP's agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also, in its sole discretion, upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

On days when the relevant Exchange or the bond market closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of creation and redemption orders through the NSCC and outside the Clearing Process for equity securities.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)	11:00 a.m. (ET)
Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

The Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets. If the Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the Fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year and any undistributed amounts from the prior year plus 98.2% of its net capital gains for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Fund may make investments that are subject to special U.S. federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Fund. The Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from the Fund's net investment income, including any net short-term capital gains, if any, are generally taxable as ordinary income. Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by the Fund in October, November or December and paid to shareholders of record of such months during the following January will be treated as having been received by such shareholders in the year the distributions were declared.

If, for any calendar year, the total distributions made exceed the Fund's current and accumulated earnings and profits, the excess will, for U.S. federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. In addition, for these tax years, some ordinary dividends declared and paid by the Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2013, and all dividends will be taxed at ordinary income rates. The Fund will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction. In addition, the Fund will report the amount of dividends, if any, to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Any market discount recognized by the Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions paid by the Fund to shareholders who are nonresident aliens or foreign entities ("Non-U.S. Shareholders") that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, with respect to taxable years of the Fund beginning before January 1, 2012 (or later date if extended by Congress), the portion of ordinary distributions paid to Non-U.S. Shareholders that are properly designated by the Fund as "short-term capital gain dividends" or "interest-related dividends" (generally, interest, original issue discount and market discount on bonds of a U.S. issuer) will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.

Non-U.S. Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on capital gains dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. Shareholders are urged to consult their own tax advisors concerning the applicability of U.S. income tax or withholding tax to their investment in the Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. The Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Under the Internal Revenue Code, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Fund expects to qualify for and may make this election. For any year that the Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund's election to "pass-through" amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, the Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. A shareholder's ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange are generally valued at the last sales price or official closing price of the exchange where the security is primarily traded. Money market securities maturing in 60 days or less will be valued at amortized cost. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the securities' fair value in accordance with the Trust's valuation policies and procedures approved by the Board.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid monthly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. K&L Gates LLP, 70 W. Madison St., Ste. 3100, Chicago, Illinois 60602, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Fund's independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Fund's financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available. The audited financial statements for the Fund will appear in the Trust's Annual Report to shareholders when available. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY—OVERVIEW

Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has adopted proxy voting policies with respect to securities owned by the exchange-traded funds ("ETFs") for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares's proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting;

3)  maintains records of voting activities; and

4)  monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.'s voting recommendations. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines—An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season.

Share blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

Special Policy

With respect to the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares Global Listed Private Equity Portfolio, PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio, PowerShares RiverFront Tactical Growth & Income Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Senior Loan Portfolio in the same proportion as the vote of all other holders of such security.

A-1

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant. (5)

(b)	By-laws of the Registrant. (2)

(c)	Not applicable.

(d)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (35)

(e)	Form of Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (30)

(f)	Not applicable.

(g)

1.	Form of Custody Agreement between Registrant and The Bank of New York. (2)

2.	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York. (2)

(h)

1.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (2)

2.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York. (2)

3.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant. (35)

4.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (2)

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio. (2)

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio. (6)

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio. (7)

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. (10)

9.

Opinion and Consent of counsel with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

10.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

11.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio. (8)

12.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

13.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio. (9)

14.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

15.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio. (11)

16.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

17.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio. (12)

18.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear

Energy Portfolio. (16)

19.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio. (16)

20.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

21.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

22.	Opinion and consent of counsel with respect to PowerShares Ireland Portfolio. *

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio. (16)

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio. (17)

27.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

28.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

29.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

30.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

31.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio,

PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

32.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio. (21)

33.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio. (21)

34.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio. (23)

36.	Opinion and consent of counsel with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio.*

37.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

38.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio. (25)

39.	Opinion and consent of Dechert LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

40.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares International Corporate Bond Portfolio. (26)

41.

Consent of Dechert LLP with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

42.	Consent of Dechert LLP with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

43.	Opinion and consent of counsel with respect to PowerShares Intermediate Build America Bond Portfolio. *

44.	Opinion and consent of Dechert LLP with respect to the PowerShares KBW Premium Yield Equity
REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

45.

Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares  KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW International Financial Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio. (29)

46.	Opinion and consent of counsel with respect to the PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

47.	Opinion and consent of Dechert LLP with respect to the PowerShares Senior Loan Portfolio. (30)

48.	Opinion and consent of Bingham McCutchen LLP with respect to the PowerShares Senior Loan Portfolio. (30)

49.

Consent of Dechert LLP with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

50.	Opinion and consent of Dechert LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

51.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P 500® High Beta Portfolio and PowerShares S&P 500® Low Volatility Portfolio. (32)

52.	Opinion and consent of Dechert LLP with respect to PowerShares Convertible Securities Portfolio. (33)

53.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Convertible Securities Portfolio. (33)

54.	Opinion and consent of counsel with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio. (35)

55.	Opinion and Consent of Counsel with respect to PowerShares CSI Fundamental Greater China Portfolio. *

56.	Opinion and Consent of Counsel with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio. +

57.

Opinion and Consent of Counsel with respect to PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio. *

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. *

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio. (13)

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (14)

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio. (16)

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio. *

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio. (16)

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio. (17)

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio. (18)

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio. (19)

10.

Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (24)

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio. (21)

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio. *

13.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ibbotson Alternative Completion Portfolio, PowerShares RiverFront Tactical Balanced Growth Portfolio and PowerShares RiverFront Tactical Growth & Income Portfolio. (27)

14.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental High Yield Corporate Bond Portfolio. (28)

15.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. (31)

16.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio. (35)

17.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio. *

18.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Intermediate Build America Bond Portfolio. *

19.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares CSI Fundamental Greater China Portfolio. *

20.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio. +

21.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares KBW Bank Portfolio, Powershares KBW Capital Markets Portfolio, PowerShares KBW Insurance Portfolio and PowerShares KBW Regional Banking Portfolio. *

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

1.	Code of Ethics of the Registrant. (2)

2.	Code of Ethics of Invesco Distributors, Inc. (1)

3.	Code of Ethics of Invesco PowerShares Capital Management LLC. (30)

4.	Code of Ethics of Invesco Senior Secured Management, Inc. (30)

(q)

1.	Powers of Attorney. (34)

*	To be filed by amendment.
+	Filed herewith.
(1)	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1, filed on June 6, 2007.
(3)	Incorporated by reference to Post-Effective Amendment No. 1, filed on June 13, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 2, filed on July 17, 2007.
(5)	Incorporated by reference to Post-Effective Amendment No. 7, filed on September 20, 2007.
(6)	Incorporated by reference to Post-Effective Amendment No. 10, filed on September 24, 2007.
(7)	Incorporated by reference to Post-Effective Amendment No. 12, filed on October 3, 2007.
(8)	Incorporated by reference to Post-Effective Amendment No. 15, filed on October 3, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
(10)	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.

(11)	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
(12)	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
(13)	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
(14)	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
(15)	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
(16)	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
(17)	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
(18)	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
(19)	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.
(20)	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.
(21)	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
(22)	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.
(23)	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
(24)	Incorporated by reference to Post-Effective Amendment No. 132, filed on February 26, 2010.
(25)	Incorporated by reference to Post-Effective Amendment No. 136, filed on March 24, 2010.
(26)	Incorporated by reference to Post-Effective Amendment No. 145, filed on May 18, 2010.
(27)	Incorporated by reference to Post-Effective Amendment No. 155, filed on June 29, 2010.
(28)	Incorporated by reference to Post-Effective Amendment No. 159, filed on July 23, 2010.
(29)	Incorporated by reference to Post-Effective Amendment No. 178, filed on November 16, 2010.
(30)	Incorporated by reference to Post-Effective Amendment No. 192, filed on January 31, 2011.
(31)	Incorporated by reference to Post-Effective Amendment No. 200, filed on February 28, 2011.
(32)	Incorporated by reference to Post-Effective Amendment No. 205, filed on March 24, 2011.
(33)	Incorporated by reference to Post-Effective Amendment No. 213, filed on April 26, 2011.
(34)	Incorporated by reference to Post-Effective Amendment No. 227, filed on July 7, 2011.

(35)	Incorporated by reference to Post-Effective Amendment No. 239, filed on August 12, 2011.

Item 29. Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification .  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications .  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.  Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 32.  Principal Underwriters.

The sole principal underwriter for the Fund is Invesco Distributors, Inc. (formerly Invesco Aim Distributors, Inc.) which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Balanced Fund

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Dividend Growth Securities Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund

Invesco Fundamental Value Fund

Invesco Large Cap Relative Value Fund

Invesco Multi-Sector Fund

Invesco New York Tax-Free Income Fund

Invesco S&P 500 Index Fund

Invesco Select Real Estate Income Fund

Invesco Structured Core Fund

Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Core Equity Fund

Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Equity Premium Income Fund

Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Invesco Large Cap Basic Value Fund

Invesco Large Cap Growth Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco Basic Balanced Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Mid Cap Basic Value Fund

Invesco Select Equity Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Basic Value Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Invesco Van Kampen Asset Allocation Conservative Fund

Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Moderate Fund

Invesco Van Kampen Harbor Fund

Invesco Van Kampen Leaders Fund

Invesco Van Kampen Real Estate Securities Fund

Invesco Van Kampen U.S. Mortgage Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Global Fund

Invesco Global Advantage Fund

Invesco Global Dividend Growth Securities Fund

Invesco Global Health Care Fund

Invesco Health Sciences Fund

Invesco International Total Return Fund

Invesco Japan Fund

Invesco LIBOR Alpha Fund

Invesco Pacific Growth Fund

Invesco Small Companies Fund

Invesco Van Kampen Emerging Markets Fund

Invesco Van Kampen Global Equity Allocation Fund

Invesco Van Kampen Global Franchise Fund

Invesco Van Kampen Global Tactical Asset Allocation Fund

Invesco Van Kampen International Advantage Fund

Invesco Van Kampen International Growth Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Core Bond Fund

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco High Yield Securities Fund

Invesco Income Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Municipal Bond Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Invesco Van Kampen Core Plus Fixed Income Fund

Invesco Van Kampen Corporate Bond Fund

Invesco Van Kampen Government Securities Fund

Invesco Van Kampen High Yield Fund

Invesco Van Kampen Limited Duration Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Energy Fund

Invesco Financial Services Fund

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Invesco Mid-Cap Value Fund

Invesco Small-Mid Special Value Fund

Invesco Special Value Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Mid Cap Value Fund

Invesco U.S. Small Cap Value Fund

Invesco U.S. Small/Mid Cap Value Fund

Invesco Utilities Fund

Invesco Value Fund

Invesco Value Fund II

Invesco Van Kampen American Value Fund

Invesco Van Kampen Capital Growth Fund

Invesco Van Kampen Comstock Fund

Invesco Van Kampen Enterprise Fund

Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Technology Fund

Invesco Van Kampen Utility Fund

Invesco Van Kampen Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco High Income Municipal Fund

Invesco Municipal Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Exempt Securities Fund

Invesco Tax-Free Intermediate Fund

Invesco Van Kampen California Insured Tax Free Fund

Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Insured Tax Free Income Fund

Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Dividend Growth Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund

Invesco V.I. Global Dividend Growth Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Invesco V.I. Income Builder Fund

Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Balanced Fund

Invesco V.I. Select Dimensions Dividend Growth Fund

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund

Invesco Prime Income Trust

Invesco Van Kampen Senior Loan Fund

Invesco Van Kampen Exchange Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust

**Please note that PowerShares Exchange-Traded Fund Trust II is also distributed by Invesco Distributors, Inc., but not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
John S. Cooper	None	Director & President
William Hoppe, Jr.	None	Director & Executive Vice President
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
David A. Hartley	None	Treasurer & Chief Financial Officer
Lisa O. Brinkley	None	Chief Compliance Officer
Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*      The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173.

Not applicable.

Item 33.  Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

Exhibit Index

(i) (56)	Opinion and consent of counsel with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio.

(j) (20)	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Chinese Yuan Dim Sum Bond Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 21st  day of September, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	September 21, 2011
Andrew Schlossberg

/s/ Sheri Morris		Treasurer	September 21, 2011
Sheri Morris

/s/ Anna Paglia		Secretary	September 21, 2011
Anna Paglia

*/s/ H. Bruce Bond		Chairman and Trustee	September 21, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge		Trustee	September 21, 2011
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	September 21, 2011
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	September 21, 2011
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	September 21, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	September 21, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson		Trustee	September 21, 2011
Donald H. Wilson

*By:	/s/ Anna Paglia		September 21, 2011
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs this document pursuant to the powers of attorney filed herewith.